Revenue and Geographic Information	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022
Revenue from Contract with Customer [Abstract]
Revenue and Geographic Information

Note 13 – Revenue and Geographic Information

The Company is a provider of iGaming, traditional sports betting and esports services that commenced revenue generating operations during the year ended June 30, 2021 with the acquisitions of Argyll, Flip Sports Limited (“FLIP”), EGL, Lucky Dino, GGC and Helix. The Company acquired Bethard in July 2021 adding to its revenue generating operations. The revenues and long-lived assets of Argyll (until November 30, 2022 when no further bets were taken as part of the winding down of the Argyll operations), EGL Lucky Dino and Bethard (until February 2023 when the operations Bethard were sold ( Note 19)), have been identified as the international operations as they principally service customers in Europe, inclusive of the United Kingdom. The revenues and long-lived assets of FLIP, GGC and Helix (until June 10, 2022 when the Helix Game Centers were disposed) principally service customers in the United States.

A disaggregation of revenue by type of service for the three and six months ended December 31, 2022 and 2021 is as follows:

	Three months ended December 31,		Six months ended December 31,
	2022	2021	2022	2021
Online betting and casino revenues	$5,538,486	$12,439,696	$14,133,832	$27,102,284
Esports and other revenues	870,919	2,091,351	1,880,837	3,837,054
Total	$6,409,405	$14,531,047	$16,014,669	$30,939,338

A summary of revenue by geography for the three and six months ended December 31, 2021 and 2020 is as follows:

	Three months ended December 31,		Six months ended December 31,
	2022	2021	2022	2021
United States	$581,501	$1,688,578	$1,394,381	$3,208,843
International	5,827,904	12,842,469	14,620,288	27,730,495
Total	$6,409,405	$14,531,047	$16,014,669	$30,939,338

A summary of long-lived assets by geography is as follows:

	December 31, 2022	June 30, 2022
United States	$5,592,080	$8,271,360
International	29,724,622	46,620,831
Total	$35,316,702	$54,892,191

Note 14 – Revenue and Geographic Information

The Company is a provider of iGaming, traditional sports betting and esports services that commenced revenue generating operations during the year ended June 30, 2021 with the acquisitions of Argyll, FLIP, EGL, Lucky Dino, GGC and Helix. The Company acquired Bethard in July 2021 adding to its revenue generating operations. The revenues and long-lived assets of Argyll, EGL Lucky Dino and Bethard have been identified as the international operations as they principally service customers in Europe, inclusive of the United Kingdom. The revenues and long-lived assets of FLIP, GGC and Helix (until June 10, 2022 when the Helix Game Centers were disposed) principally service customers in the United States.

A disaggregation of revenue by type of service for the year ended June 30, 2022 and 2021 is as follows:

	Year ended June 30,
	2022	2021
Online betting and casino revenues	$53,104,795	$16,231,028
Esports and other revenues	5,246,855	552,886
Total	$58,351,650	$16,783,914

A summary of revenue by geography follows for the year ended June 30, 2022 and 2021 is as follows:

	June 30, 2022	June 30, 2021
United States	$4,799,084	$671,519
International	53,552,566	16,112,395
Total	$58,351,650	$16,783,914

A summary of long-lived assets by geography as at June 30, 2022 and 2021 follows:

	June 30, 2022	June 30, 2021
United States	$8,271,360	$48,081,926
International	46,620,831	41,942,870
Total	$54,892,191	$90,024,796